Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents (notes 8 and 17)	$ 108,977	$ 128,743
Restricted cash – current (notes 10, 15 and 17)	2,227	2,786
Accounts receivable, including non-trade of $1,385 (2020 – $2,407)	59,951	142,812
Accrued revenue	44,503	50,715
Prepaid expenses	63,053	50,043
Current portion of net investment in sales-type lease, net (note 2)	12,009	857
Assets held for sale (note 18)	43,543	32,974
Current assets - discontinued operations (note 23)	4,804,439	281,041
Total current assets	5,138,702	689,971
Non-current
Restricted cash – non-current	3,135	3,135
Vessels and equipment (note 8)
Property, Plant and Equipment, Net	925,249	1,104,742
Vessels related to finance leases, at cost, less accumulated amortization of $281,786 (2019 - $253,553) (note 10)	411,749	450,558
Operating lease right-of-use assets (notes 1 and 9)	14,257	32,211
Total vessels and equipment	1,351,255	1,587,511
Net investment in sales-type lease, net – non-current (note 2)	0	13,714
Investment in and loans, net to equity-accounted investment (note 22)	12,954	28,562
Goodwill, intangibles and other non-current assets (notes 5, 6 and 15)	25,936	37,685
Non-current assets - discontinued operations (note 23)	0	4,585,334
Total assets	6,531,982	6,945,912
Current
Accounts payable	41,081	119,280
Accrued liabilities and other (notes 6)	103,063	141,574
Short-term debt (note 7)	25,000	10,000
Current portion of long-term debt (note 8)	255,306	10,858
Current obligations related to finance leases (note 10)	27,032	78,476
Current portion of operating lease liabilities (notes 1 and 9)	9,389	11,105
Current liabilities - discontinued operations (note 23)	2,877,629	531,741
Total current liabilities	3,338,500	903,034
Long-term debt (note 8)	416,174	572,036
Long-term obligations related to finance leases (note 10)	267,449	281,567
Long-term operating lease liabilities (notes 1 and 9)	4,868	22,435
Other long-term liabilities (notes 6)	72,508	109,075
Non-current liabilities - discontinued operations (note 23)	0	2,586,474
Total liabilities	4,099,499	4,474,621
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 101,571,141 shares outstanding and issued (2020 – 101,108,886)) (note 12)	1,053,802	1,057,319
Accumulated deficit	(513,242)	(527,028)
Non-controlling interest	1,917,433	1,989,883
Accumulated other comprehensive loss (note 1)	(25,510)	(48,883)
Total equity	2,432,483	2,471,291
Total liabilities and equity	6,531,982	6,945,912
Supplemental Balance Sheet Elements [Abstract]
Accounts receivable, non-trade	1,385	2,407
Accumulated depreciation	271,900	417,400
Sale Leaseback Transaction, Accumulated Depreciation	$ 112,900	$ 124,400
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common stock, share issued (in shares)	101,571,141	101,108,886
Common Stock, Shares, Outstanding	101,571,141	101,108,886